Dreyfus Total Emerging Markets Fund
Summary Prospectus March 1, 2013
Class Ticker A DTMAX C DTMCX I DTEIX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the statement of additional information and most recent reports to shareholders, online at www.dreyfus.com/funddocuments. You can also get this information at no cost by calling 1-800-DREYFUS (inside the U.S. only) or by sending an e-mail request to info@dreyfus.com. The fund's prospectus and statement of additional information, dated March 1, 2013 (each as revised or supplemented), are incorporated by reference into this summary prospectus.

Investment Objective

The fund seeks to maximize total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section on page 12 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none*	1.00	none
Redemption fee (as a percentage of transaction amount; charged only when selling shares you have owned for less than 60 days)	2.00	2.00	2.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management fees	1.00	1.00	1.00
Distribution (Rule 12b-1) fees	none	.75	none
Other expenses (including shareholder services fees)	.81	.76	.45
Total annual fund operating expenses	1.81	2.51	1.45
Fee waiver and/or expense reimbursement**	(.21)	(.16)	(.10)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	1.60	2.35	1.35

*Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

**The Dreyfus Corporation has contractually agreed, until March 1, 2014, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.35%. On or after March 1, 2014, The Dreyfus Corporation may terminate this expense waiver at any time.

6301SP0313

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$728	$1,092	$1,480	$2,563
Class C	$338	$766	$1,321	$2,834
Class I	$137	$449	$783	$1,727

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$728	$1,092	$1,480	$2,563
Class C	$238	$766	$1,321	$2,834
Class I	$137	$449	$783	$1,727

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 100.76% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the securities of emerging market issuers and other investments that are tied economically to emerging market countries. The fund normally allocates its investments among emerging market equities, bonds and currencies.

The portfolio construction process starts with the fund's portfolio managers assessing the risk and return expectations of equities, bonds and currencies for each emerging market country over a 12-month period. These expectations are guided primarily by the portfolio managers' common global macro-economic view and top-down country-specific outlooks. Moreover, these expectations also reflect the portfolio managers' bottom-up valuation assessments of individual securities. The fund's assets are then allocated to the more attractive emerging market asset classes and countries. After making asset and country allocation decisions, the portfolio managers select individual securities for the fund's portfolio.

In choosing bonds and currency investments for the fund, the portfolio managers rely on in-depth fundamental analysis. The portfolio managers seek to anticipate shifts in country fundamentals and their impact on bond and currency valuations. Bond selection is underpinned by a detailed assessment of sovereign risk, which encompasses an analysis of debt sustainability, liquidity, inflation expectations, and institutional factors. In considering the attractiveness of local currency exposures (through investment in forward contracts, bonds or equities), the portfolio managers focus, among other things, on the balance of payments outlook for the relevant country.

In choosing equity investments for the fund, the portfolio managers rely on in-depth fundamental analysis supported by proprietary quantitative models. A preference is given to companies whose business is focused on domestic consumption. The portfolio managers seek to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts. The quantitative models used by the portfolio managers combine relative value characteristics (such as price/earnings and price/book ratios) and relative growth characteristics (estimated trends and revision ratios) to create a relative attractiveness score for each stock. The portfolio managers' fundamental analysis includes qualitatively reviewing the more attractively ranked stocks to assess the sustainability of a company's business momentum by analyzing the company's financial statements and meeting with management, suppliers, customers and competitors.

The fund may, but is not required to, use derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts and swaps, as a substitute for investing directly in equities, bonds and currencies, to increase returns, to manage credit, interest rate or currency risk, to manage the effective maturity or duration of the fund's portfolio, as part of a hedging strategy, or for other purposes related to the management of the fund.

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Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the fund's portfolio manager to allocate effectively the fund's assets among emerging market equities, bonds and currencies. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal.

• Correlation risk. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the fund allocates its investments among different asset classes, the fund is subject to correlation risk.

• Foreign investment risk. To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. To the extent the fund's investment are concentrated in a limited number of foreign countries, the fund's performance could be more volatile than that of more geographically diversified funds.

• Emerging market risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

• Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may fluctuate significantly over short periods of time. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.

• Foreign government obligations and securities of supranational entities risk. Investing in foreign government obligations and the sovereign debt of emerging market countries creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Factors which may influence the ability or willingness of a foreign government or country to service debt include a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government's policy towards the International Monetary Fund, the International Bank for Reconstruction and Development and other international agencies, the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A governmental obligor may default on its obligations. These risks are heightened with respect to emerging market countries.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance – in the rating agency's opinion – that the bond issuer will default or fail to meet its payment obligations. High yield ("junk") bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's fixed-income portfolio, the more the fund's share price is likely to react to interest rates.

• Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

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• Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class A shares for its first full calendar year of operations. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%) Class A
Best Quarter Q1, 2012: 10.22% Worst Quarter Q2, 2012: -7.00%

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/12)
Share Class	1 Year	Since Inception (3/25/11)
Class A returns before taxes	6.92%	-3.52%
Class A returns after taxes on distributions	6.89%	-3.83%
Class A returns after taxes on distributions and sale of fund shares	4.53%	-3.14%
Class C returns before taxes	11.74%	-0.96%
Class I returns before taxes	13.77%	0.01%
MSCI Emerging Markets Index reflects no deduction for fees, expenses or taxes	18.22%	-3.18%*
Hybrid Index reflects no deduction for fees, expenses or taxes	19.36%	4.21%*
*For comparative purposes, the value of the index on 3/31/11 is used as the beginning value on 3/25/11.
Portfolio Management

The fund's investment adviser is The Dreyfus Corporation. Sean P. Fitzgibbon, CFA, and Alexander Kozhemiakin, Ph.D., CFA, are the fund's primary portfolio managers responsible for the fund's equity and fixed-income investments, respectively, positions they have held since the fund's inception. Mr. Fitzgibbon is a senior managing director, portfolio manager, research analyst and head of the global core equity team at The Boston Company Asset Management, LLC, an affiliate of The Dreyfus Corporation. Mr. Kozhemiakin is the managing director of emerging market strategies and the Emerging Markets Debt Team Leader at Standish Mellon Asset Management Company LLC, an affiliate of The Dreyfus Corporation. Messrs. Fitzgibbon and Kozhemiakin also are employees of The Dreyfus Corporation.

Purchase and Sale of Fund Shares

In general, for each share class the fund's minimum initial investment is $1,000 and the minimum subsequent investment is $100. You may sell (redeem) your shares on any business day by calling 1-800-DREYFUS (inside the U.S. only) or by visiting www.dreyfus.com. If you invested in the fund through a third party, such as a bank, broker-dealer or financial adviser, or in a

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401(k) or other retirement plan, you may mail your request to sell shares to Dreyfus Institutional Department, P.O. Box 9882, Providence, Rhode Island 02940-8082. If you invested directly through the fund, you may mail your request to sell shares to Dreyfus Shareholder Services, P.O. Box 9879, Providence, Rhode Island 02940-8079.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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